UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

December 31, 2006

1.811318.102

DESIN-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.0%
Aftermarket Technology Corp. (a)	25,202	$ 536,299
Automobiles - 0.4%
Renault SA	50,000	6,006,910
Toyota Motor Corp. sponsored ADR	50,000	6,715,500
		12,722,410
Distributors - 0.7%
Li & Fung Ltd.	6,999,309	21,776,388
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	500,031	19,486,208
New Oriental Education & Technology Group, Inc. sponsored ADR	100,000	3,354,000
		22,840,208
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	200,000	4,042,000
Buffalo Wild Wings, Inc. (a)	150,000	7,980,000
Ctrip.com International Ltd. sponsored ADR	175,000	10,934,000
McCormick & Schmick's Seafood Restaurants (a)	200,000	4,808,000
Panera Bread Co. Class A (a)	100,000	5,591,000
Rare Hospitality International, Inc. (a)	125,000	4,116,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	8,962,500
Starbucks Corp. (a)	280,000	9,917,600
Texas Roadhouse, Inc. Class A (a)	500,000	6,630,000
		62,981,350
Household Durables - 1.6%
D.R. Horton, Inc.	425,000	11,258,250
KB Home	249,952	12,817,539
Ryland Group, Inc.	250,000	13,655,000
Standard Pacific Corp.	500,000	13,395,000
		51,125,789
Media - 0.4%
New Frontier Media, Inc.	750,000	7,207,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	454,046	5,203,367
		12,410,867
Multiline Retail - 1.4%
Federated Department Stores, Inc.	1,000,000	38,130,000
Marks & Spencer Group PLC	500,000	7,021,402
		45,151,402
Specialty Retail - 2.7%
Best Buy Co., Inc.	250,031	12,299,025
Chico's FAS, Inc. (a)	425,000	8,793,250
Gymboree Corp. (a)	225,000	8,586,000
Home Depot, Inc.	750,040	30,121,606
Office Depot, Inc. (a)	225,000	8,588,250
PETsMART, Inc.	200,000	5,772,000
Tween Brands, Inc. (a)	300,000	11,979,000
		86,139,131

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (a)	250,000	$ 6,375,000
Crocs, Inc. (d)	200,000	8,640,000
Deckers Outdoor Corp. (a)	4,800	287,760
Under Armour, Inc. Class A (sub. vtg.) (a)	6,400	322,880
		15,625,640
TOTAL CONSUMER DISCRETIONARY		331,309,484
CONSUMER STAPLES - 6.6%
Beverages - 1.0%
InBev SA	150,000	9,889,618
Molson Coors Brewing Co. Class B	100,000	7,644,000
PepsiCo, Inc.	100,000	6,255,000
SABMiller PLC	425,000	9,780,509
		33,569,127
Food & Staples Retailing - 2.1%
Safeway, Inc.	200,000	6,912,000
Tesco PLC	800,000	6,337,868
United Natural Foods, Inc. (a)	200,000	7,184,000
Wal-Mart Stores, Inc.	500,000	23,090,000
Whole Foods Market, Inc.	450,000	21,118,500
X5 Retail Group NV unit (a)(e)	100,000	2,600,000
		67,242,368
Food Products - 2.0%
Archer-Daniels-Midland Co.	200,000	6,392,000
Diamond Foods, Inc.	400,000	7,604,000
Groupe Danone	85,000	12,882,512
Nestle SA (Reg.)	100,028	35,532,322
		62,410,834
Household Products - 1.2%
Colgate-Palmolive Co.	500,000	32,620,000
Reckitt Benckiser PLC	125,000	5,714,070
		38,334,070
Personal Products - 0.2%
Avon Products, Inc.	200,000	6,608,000
Tobacco - 0.1%
Loews Corp. - Carolina Group	50,000	3,236,000
TOTAL CONSUMER STAPLES		211,400,399
ENERGY - 10.0%
Energy Equipment & Services - 2.4%
FMC Technologies, Inc. (a)	75,000	4,622,250
GlobalSantaFe Corp.	100,000	5,878,000
IHC Caland NV	200,000	6,878,242
National Oilwell Varco, Inc. (a)	225,000	13,765,500
Noble Corp.	200,000	15,230,000
Schlumberger Ltd. (NY Shares)	350,000	22,106,000
Smith International, Inc.	150,000	6,160,500
		74,640,492
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	140,000	$ 7,462,264
Chesapeake Energy Corp.	300,000	8,715,000
ConocoPhillips	650,000	46,767,500
EnCana Corp.	175,000	8,053,602
EOG Resources, Inc.	175,000	10,928,750
Exxon Mobil Corp.	1,000,000	76,630,000
Hess Corp.	100,000	4,957,000
Lukoil Oil Co. sponsored ADR	100,000	8,851,000
OAO Gazprom sponsored ADR	200,000	9,280,000
OJSC Rosneft unit (a)	828,300	7,827,435
Peabody Energy Corp.	425,006	17,174,492
Petroleo Brasileiro SA Petrobras sponsored ADR	100,000	10,299,000
Plains Exploration & Production Co. (a)	175,000	8,317,750
Total SA sponsored ADR	130,000	9,349,600
Valero Energy Corp.	175,000	8,953,000
		243,566,393
TOTAL ENERGY		318,206,885
FINANCIALS - 21.3%
Capital Markets - 4.1%
AllianceBernstein Holding LP	75,000	6,030,000
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,097,300
Goldman Sachs Group, Inc.	85,000	16,944,750
KKR Private Equity Investors, LP	750,000	16,500,000
Legg Mason, Inc.	100,000	9,505,000
MarketAxess Holdings, Inc. (a)	500,000	6,785,000
Merrill Lynch & Co., Inc.	300,000	27,930,000
Morgan Stanley	325,000	26,464,750
UBS AG (NY Shares)	175,000	10,557,750
		130,814,550
Commercial Banks - 4.2%
Allied Irish Banks PLC	175,000	5,318,250
Anglo Irish Bank Corp. PLC	450,000	9,333,154
Banner Corp.	100,000	4,434,000
Colonial Bancgroup, Inc.	200,000	5,148,000
Commerce Bancorp, Inc., New Jersey	225,000	7,935,750
Erste Bank AG	150,000	11,505,543
HSBC Holdings PLC sponsored ADR (d)	100,000	9,165,000
ICICI Bank Ltd. sponsored ADR	200,000	8,348,000
M&T Bank Corp.	75,000	9,162,000
National Australia Bank Ltd.	125,000	3,981,250
Royal Bank of Scotland Group PLC	100,000	3,903,390
Standard Chartered PLC (United Kingdom)	674,998	19,724,499
Wachovia Corp.	550,000	31,322,500
Western Alliance Bancorp. (a)	150,000	5,215,500
		134,496,836

	Shares	Value
Consumer Finance - 1.2%
American Express Co.	450,000	$ 27,301,500
SLM Corp.	200,000	9,754,000
		37,055,500
Diversified Financial Services - 5.3%
African Bank Investments Ltd.	2,000,015	8,164,492
Bank of America Corp.	1,700,000	90,763,000
Citigroup, Inc.	250,000	13,925,000
JPMorgan Chase & Co.	1,050,000	50,715,000
Moody's Corp.	100,000	6,906,000
		170,473,492
Insurance - 5.1%
ACE Ltd.	449,970	27,254,683
AFLAC, Inc.	100,000	4,600,000
American International Group, Inc.	1,050,033	75,245,365
Berkshire Hathaway, Inc. Class B (a)	1,000	3,666,000
Hartford Financial Services Group, Inc.	100,000	9,331,000
MetLife, Inc.	200,000	11,802,000
Prudential Financial, Inc.	75,000	6,439,500
RenaissanceRe Holdings Ltd.	325,000	19,500,000
The Chubb Corp.	75,000	3,968,250
		161,806,798
Real Estate Investment Trusts - 0.4%
Duke Realty LP	150,000	6,135,000
Equity Residential (SBI)	50,000	2,537,500
General Growth Properties, Inc.	109,000	5,693,070
		14,365,570
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400,022	16,980,934
Fannie Mae	150,000	8,908,500
Freddie Mac	50,000	3,395,000
Sovereign Bancorp, Inc.	100,000	2,539,000
		31,823,434
TOTAL FINANCIALS		680,836,180
HEALTH CARE - 13.9%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	16,360	660,780
Alkermes, Inc. (a)	500,000	6,685,000
Alnylam Pharmaceuticals, Inc. (a)	20,900	447,260
Amgen, Inc. (a)	100,000	6,831,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,214,000
Celgene Corp. (a)	175,000	10,067,750
Cell Genesys, Inc. (a)(d)	1,000,000	3,390,000
Cephalon, Inc. (a)	150,000	10,561,500
Genentech, Inc. (a)	99,970	8,110,566
MannKind Corp. (a)(d)	181,058	2,985,646
MedImmune, Inc. (a)	125,000	4,046,250
Vertex Pharmaceuticals, Inc. (a)	299,961	11,224,541
		72,224,293
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	110,448	$ 3,887,770
Alcon, Inc.	50,000	5,588,500
ArthroCare Corp. (a)	125,000	4,990,000
Atricure, Inc. (a)	125,000	1,125,000
Baxter International, Inc.	175,000	8,118,250
C.R. Bard, Inc.	100,000	8,297,000
Conceptus, Inc. (a)	450,000	9,580,500
Cooper Companies, Inc.	56,532	2,515,674
DENTSPLY International, Inc.	150,000	4,477,500
Hologic, Inc. (a)	50,000	2,364,000
IDEXX Laboratories, Inc. (a)	50,000	3,965,000
Kyphon, Inc. (a)	75,000	3,030,000
Meridian Bioscience, Inc.	300,000	7,359,000
Mindray Medical International Ltd. sponsored ADR	450,000	10,764,000
NeuroMetrix, Inc. (a)	18,200	271,362
Sirona Dental Systems, Inc.	50,000	1,925,500
Thoratec Corp. (a)	400,000	7,032,000
		85,291,056
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	120,500	5,784,000
Community Health Systems, Inc. (a)	175,000	6,391,000
DaVita, Inc. (a)	125,000	7,110,000
Health Net, Inc. (a)	100,000	4,866,000
Humana, Inc. (a)	125,000	6,913,750
Lincare Holdings, Inc. (a)	100,000	3,984,000
Medco Health Solutions, Inc. (a)	25,000	1,336,000
MWI Veterinary Supply, Inc. (a)	275,000	8,882,500
UnitedHealth Group, Inc.	275,022	14,776,932
VCA Antech, Inc. (a)	100,000	3,219,000
		63,263,182
Health Care Technology - 0.5%
Cerner Corp. (a)	130,700	5,946,850
Emdeon Corp. (a)	750,000	9,292,500
		15,239,350
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	100,000	4,325,000
Covance, Inc. (a)	100,000	5,891,000
ICON PLC sponsored ADR	90,300	3,404,310
Illumina, Inc. (a)	224,962	8,843,256
Millipore Corp. (a)	200,000	13,320,000
Pharmaceutical Product Development, Inc.	250,000	8,055,000
Ventana Medical Systems, Inc. (a)	100,000	4,303,000
		48,141,566
Pharmaceuticals - 5.0%
Allergan, Inc.	75,000	8,980,500

	Shares	Value
Auxilium Pharmaceuticals, Inc. (a)	100,000	$ 1,469,000
Barr Pharmaceuticals, Inc. (a)	100,000	5,012,000
Elan Corp. PLC sponsored ADR (a)	1,000,022	14,750,325
Endo Pharmaceuticals Holdings, Inc. (a)	334,300	9,219,994
Johnson & Johnson	350,027	23,108,783
Merck & Co., Inc.	1,100,000	47,960,000
Novartis AG sponsored ADR	125,000	7,180,000
Roche Holding AG (participation certificate)	59,957	10,747,450
Sepracor, Inc. (a)	40,000	2,463,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	6,216,000
Wyeth	425,000	21,641,000
		158,748,252
TOTAL HEALTH CARE		442,907,699
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	225,000	16,728,750
Honeywell International, Inc.	450,000	20,358,000
United Technologies Corp.	300,000	18,756,000
		55,842,750
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	223,817	9,151,877
United Parcel Service, Inc. Class B	332,900	24,960,842
		34,112,719
Airlines - 1.0%
Allegiant Travel Co.	50,000	1,403,000
JetBlue Airways Corp. (a)	25,000	355,000
Ryanair Holdings PLC sponsored ADR (a)	125,000	10,187,500
Southwest Airlines Co.	800,000	12,256,000
US Airways Group, Inc. (a)	150,000	8,077,500
		32,279,000
Building Products - 0.5%
Masco Corp.	300,000	8,961,000
Universal Forest Products, Inc.	150,000	6,993,000
		15,954,000
Commercial Services & Supplies - 0.8%
CoStar Group, Inc. (a)	125,000	6,695,000
Healthcare Services Group, Inc.	100,000	2,896,000
Robert Half International, Inc.	299,980	11,135,258
The Brink's Co.	75,000	4,794,000
		25,520,258
Construction & Engineering - 0.5%
Fluor Corp.	100,000	8,165,000
Jacobs Engineering Group, Inc. (a)	100,000	8,154,000
		16,319,000
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	75,000	5,858,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG	175,000	$ 10,997,266
Ultralife Batteries, Inc. (a)	86,114	948,115
		17,803,631
Industrial Conglomerates - 4.0%
General Electric Co.	2,899,961	107,907,545
Tyco International Ltd.	700,000	21,280,000
		129,187,545
Machinery - 1.2%
AGCO Corp. (a)	125,000	3,867,500
Bucyrus International, Inc. Class A	100,000	5,176,000
Illinois Tool Works, Inc.	200,024	9,239,109
Joy Global, Inc.	225,000	10,876,500
SPX Corp.	75,000	4,587,000
Tata Motors Ltd. sponsored ADR (d)	200,000	4,086,000
		37,832,109
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,294,168
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	2,940,500
TOTAL INDUSTRIALS		372,085,680
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 3.2%
Comverse Technology, Inc. (a)	500,000	10,555,000
Corning, Inc. (a)	1,062,500	19,879,375
Harris Corp.	200,000	9,172,000
Juniper Networks, Inc. (a)	250,000	4,735,000
Motorola, Inc.	600,000	12,336,000
Nice Systems Ltd. sponsored ADR	282,700	8,701,506
Nokia Corp. sponsored ADR	650,000	13,208,000
QUALCOMM, Inc.	650,000	24,563,500
		103,150,381
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	425,000	36,057,000
Dell, Inc. (a)	849,976	21,325,898
EMC Corp. (a)	900,000	11,880,000
Hewlett-Packard Co.	500,000	20,595,000
		89,857,898
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	800	20,424
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,000,000	7,135,185
Itron, Inc. (a)	50,000	2,592,000
Motech Industries, Inc.	783,000	9,659,843
		19,407,452
Internet Software & Services - 1.9%
eBay, Inc. (a)(d)	900,000	27,063,000

	Shares	Value
Google, Inc. Class A (sub. vtg.) (a)	64,970	$ 29,917,386
Yahoo!, Inc. (a)	100,000	2,554,000
		59,534,386
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,574,000
First Data Corp.	325,000	8,294,000
Paychex, Inc.	175,000	6,919,500
The Western Union Co.	400,000	8,968,000
		35,755,500
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp. (a)	600,000	11,808,000
Analog Devices, Inc.	350,000	11,504,500
ARM Holdings PLC sponsored ADR	2,500,000	18,250,000
ASML Holding NV (NY Shares) (a)	200,000	4,926,000
CSR PLC (a)	749,992	9,547,829
FormFactor, Inc. (a)	173,000	6,444,250
Intel Corp.	1,500,000	30,375,000
Lam Research Corp. (a)	100,000	5,062,000
LSI Logic Corp. (a)	750,000	6,750,000
Marvell Technology Group Ltd. (a)	400,000	7,676,000
Maxim Integrated Products, Inc.	600,000	18,372,000
National Semiconductor Corp.	400,020	9,080,454
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	4,143,011
Vimicro International Corp. sponsored ADR (a)	200,000	2,040,000
		145,979,044
Software - 1.1%
Autodesk, Inc. (a)	100,000	4,046,000
Check Point Software Technologies Ltd. (a)	600,000	13,152,000
Guidance Software, Inc.	100,000	1,557,000
Oracle Corp. (a)	200,000	3,428,000
Quality Systems, Inc.	400,000	14,908,000
		37,091,000
TOTAL INFORMATION TECHNOLOGY		490,775,661
MATERIALS - 3.5%
Chemicals - 1.8%
Chemtura Corp.	9,200	88,596
Ecolab, Inc.	150,000	6,780,000
FMC Corp.	50,000	3,827,500
Innophos Holdings, Inc.	374,100	5,491,788
Minerals Technologies, Inc.	100,000	5,879,000
Monsanto Co.	300,000	15,759,000
Praxair, Inc.	225,010	13,349,843
Yara International ASA	250,000	5,683,686
		56,859,413
Metals & Mining - 1.7%
Anglo American PLC ADR	250,000	6,102,500
IPSCO, Inc.	50,000	4,693,500
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp. (a)	350,000	$ 4,148,371
Meridian Gold, Inc. (a)	150,000	4,171,955
Mittal Steel Co. NV Class A (NY Shares)	400,000	16,872,000
Newmont Mining Corp.	300,000	13,545,000
POSCO sponsored ADR	50,000	4,133,500
Titanium Metals Corp.	100,000	2,951,000
		56,617,826
TOTAL MATERIALS		113,477,239
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
Covad Communications Group, Inc. (a)	4,373,533	6,035,476
Level 3 Communications, Inc. (a)	1,000,000	5,600,000
Qwest Communications International, Inc. (a)	1,000,000	8,370,000
		20,005,476
Wireless Telecommunication Services - 2.0%
ALLTEL Corp.	150,000	9,072,000
America Movil SA de CV Series L sponsored ADR	150,000	6,783,000
Bharti Airtel Ltd. (a)	950,000	13,995,353
China Mobile (Hong Kong) Ltd. sponsored ADR	200,000	8,644,000
NII Holdings, Inc. (a)	32,600	2,100,744
Orascom Telecom Holding SAE GDR	25,000	1,650,000
Sistema JSFC sponsored GDR	250,000	8,000,000
SK Telecom Co. Ltd. sponsored ADR	250,000	6,620,000
Sprint Nextel Corp.	300,000	5,667,000
		62,532,097
TOTAL TELECOMMUNICATION SERVICES		82,537,573
UTILITIES - 1.7%
Electric Utilities - 1.0%
Entergy Corp.	150,000	13,848,000
FPL Group, Inc.	275,000	14,965,500
Korea Electric Power Corp. sponsored ADR	100,000	2,271,000
		31,084,500
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	225,000	4,959,000
Constellation Energy Group, Inc.	125,000	8,608,750
		13,567,750
Multi-Utilities - 0.3%
Sempra Energy	150,000	8,406,000
TOTAL UTILITIES		53,058,250
TOTAL COMMON STOCKS (Cost $3,051,821,843)		3,096,595,050
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	$ 3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 5.01% 2/8/07 (Cost $18,967,674)	$ 19,070,000	18,979,799
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	44,029,026	44,029,026
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	15,940,850	15,940,850
TOTAL MONEY MARKET FUNDS (Cost $59,969,876)		59,969,876
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,132,178,092)	3,175,544,728
NET OTHER ASSETS - 0.6%	20,719,907
NET ASSETS - 100%	$ 3,196,264,635
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,697,300 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,052,659
Fidelity Securities Lending Cash Central Fund	61,871
Total	$ 1,114,530
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,138,827,331. Net unrealized appreciation aggregated $36,717,397, of which $156,165,096 related to appreciated investment securities and $119,447,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

December 31, 2006

1.811319.102

DESIO-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.0%
Aftermarket Technology Corp. (a)	25,202	$ 536,299
Automobiles - 0.4%
Renault SA	50,000	6,006,910
Toyota Motor Corp. sponsored ADR	50,000	6,715,500
		12,722,410
Distributors - 0.7%
Li & Fung Ltd.	6,999,309	21,776,388
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	500,031	19,486,208
New Oriental Education & Technology Group, Inc. sponsored ADR	100,000	3,354,000
		22,840,208
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	200,000	4,042,000
Buffalo Wild Wings, Inc. (a)	150,000	7,980,000
Ctrip.com International Ltd. sponsored ADR	175,000	10,934,000
McCormick & Schmick's Seafood Restaurants (a)	200,000	4,808,000
Panera Bread Co. Class A (a)	100,000	5,591,000
Rare Hospitality International, Inc. (a)	125,000	4,116,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	8,962,500
Starbucks Corp. (a)	280,000	9,917,600
Texas Roadhouse, Inc. Class A (a)	500,000	6,630,000
		62,981,350
Household Durables - 1.6%
D.R. Horton, Inc.	425,000	11,258,250
KB Home	249,952	12,817,539
Ryland Group, Inc.	250,000	13,655,000
Standard Pacific Corp.	500,000	13,395,000
		51,125,789
Media - 0.4%
New Frontier Media, Inc.	750,000	7,207,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	454,046	5,203,367
		12,410,867
Multiline Retail - 1.4%
Federated Department Stores, Inc.	1,000,000	38,130,000
Marks & Spencer Group PLC	500,000	7,021,402
		45,151,402
Specialty Retail - 2.7%
Best Buy Co., Inc.	250,031	12,299,025
Chico's FAS, Inc. (a)	425,000	8,793,250
Gymboree Corp. (a)	225,000	8,586,000
Home Depot, Inc.	750,040	30,121,606
Office Depot, Inc. (a)	225,000	8,588,250
PETsMART, Inc.	200,000	5,772,000
Tween Brands, Inc. (a)	300,000	11,979,000
		86,139,131

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (a)	250,000	$ 6,375,000
Crocs, Inc. (d)	200,000	8,640,000
Deckers Outdoor Corp. (a)	4,800	287,760
Under Armour, Inc. Class A (sub. vtg.) (a)	6,400	322,880
		15,625,640
TOTAL CONSUMER DISCRETIONARY		331,309,484
CONSUMER STAPLES - 6.6%
Beverages - 1.0%
InBev SA	150,000	9,889,618
Molson Coors Brewing Co. Class B	100,000	7,644,000
PepsiCo, Inc.	100,000	6,255,000
SABMiller PLC	425,000	9,780,509
		33,569,127
Food & Staples Retailing - 2.1%
Safeway, Inc.	200,000	6,912,000
Tesco PLC	800,000	6,337,868
United Natural Foods, Inc. (a)	200,000	7,184,000
Wal-Mart Stores, Inc.	500,000	23,090,000
Whole Foods Market, Inc.	450,000	21,118,500
X5 Retail Group NV unit (a)(e)	100,000	2,600,000
		67,242,368
Food Products - 2.0%
Archer-Daniels-Midland Co.	200,000	6,392,000
Diamond Foods, Inc.	400,000	7,604,000
Groupe Danone	85,000	12,882,512
Nestle SA (Reg.)	100,028	35,532,322
		62,410,834
Household Products - 1.2%
Colgate-Palmolive Co.	500,000	32,620,000
Reckitt Benckiser PLC	125,000	5,714,070
		38,334,070
Personal Products - 0.2%
Avon Products, Inc.	200,000	6,608,000
Tobacco - 0.1%
Loews Corp. - Carolina Group	50,000	3,236,000
TOTAL CONSUMER STAPLES		211,400,399
ENERGY - 10.0%
Energy Equipment & Services - 2.4%
FMC Technologies, Inc. (a)	75,000	4,622,250
GlobalSantaFe Corp.	100,000	5,878,000
IHC Caland NV	200,000	6,878,242
National Oilwell Varco, Inc. (a)	225,000	13,765,500
Noble Corp.	200,000	15,230,000
Schlumberger Ltd. (NY Shares)	350,000	22,106,000
Smith International, Inc.	150,000	6,160,500
		74,640,492
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	140,000	$ 7,462,264
Chesapeake Energy Corp.	300,000	8,715,000
ConocoPhillips	650,000	46,767,500
EnCana Corp.	175,000	8,053,602
EOG Resources, Inc.	175,000	10,928,750
Exxon Mobil Corp.	1,000,000	76,630,000
Hess Corp.	100,000	4,957,000
Lukoil Oil Co. sponsored ADR	100,000	8,851,000
OAO Gazprom sponsored ADR	200,000	9,280,000
OJSC Rosneft unit (a)	828,300	7,827,435
Peabody Energy Corp.	425,006	17,174,492
Petroleo Brasileiro SA Petrobras sponsored ADR	100,000	10,299,000
Plains Exploration & Production Co. (a)	175,000	8,317,750
Total SA sponsored ADR	130,000	9,349,600
Valero Energy Corp.	175,000	8,953,000
		243,566,393
TOTAL ENERGY		318,206,885
FINANCIALS - 21.3%
Capital Markets - 4.1%
AllianceBernstein Holding LP	75,000	6,030,000
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,097,300
Goldman Sachs Group, Inc.	85,000	16,944,750
KKR Private Equity Investors, LP	750,000	16,500,000
Legg Mason, Inc.	100,000	9,505,000
MarketAxess Holdings, Inc. (a)	500,000	6,785,000
Merrill Lynch & Co., Inc.	300,000	27,930,000
Morgan Stanley	325,000	26,464,750
UBS AG (NY Shares)	175,000	10,557,750
		130,814,550
Commercial Banks - 4.2%
Allied Irish Banks PLC	175,000	5,318,250
Anglo Irish Bank Corp. PLC	450,000	9,333,154
Banner Corp.	100,000	4,434,000
Colonial Bancgroup, Inc.	200,000	5,148,000
Commerce Bancorp, Inc., New Jersey	225,000	7,935,750
Erste Bank AG	150,000	11,505,543
HSBC Holdings PLC sponsored ADR (d)	100,000	9,165,000
ICICI Bank Ltd. sponsored ADR	200,000	8,348,000
M&T Bank Corp.	75,000	9,162,000
National Australia Bank Ltd.	125,000	3,981,250
Royal Bank of Scotland Group PLC	100,000	3,903,390
Standard Chartered PLC (United Kingdom)	674,998	19,724,499
Wachovia Corp.	550,000	31,322,500
Western Alliance Bancorp. (a)	150,000	5,215,500
		134,496,836

	Shares	Value
Consumer Finance - 1.2%
American Express Co.	450,000	$ 27,301,500
SLM Corp.	200,000	9,754,000
		37,055,500
Diversified Financial Services - 5.3%
African Bank Investments Ltd.	2,000,015	8,164,492
Bank of America Corp.	1,700,000	90,763,000
Citigroup, Inc.	250,000	13,925,000
JPMorgan Chase & Co.	1,050,000	50,715,000
Moody's Corp.	100,000	6,906,000
		170,473,492
Insurance - 5.1%
ACE Ltd.	449,970	27,254,683
AFLAC, Inc.	100,000	4,600,000
American International Group, Inc.	1,050,033	75,245,365
Berkshire Hathaway, Inc. Class B (a)	1,000	3,666,000
Hartford Financial Services Group, Inc.	100,000	9,331,000
MetLife, Inc.	200,000	11,802,000
Prudential Financial, Inc.	75,000	6,439,500
RenaissanceRe Holdings Ltd.	325,000	19,500,000
The Chubb Corp.	75,000	3,968,250
		161,806,798
Real Estate Investment Trusts - 0.4%
Duke Realty LP	150,000	6,135,000
Equity Residential (SBI)	50,000	2,537,500
General Growth Properties, Inc.	109,000	5,693,070
		14,365,570
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400,022	16,980,934
Fannie Mae	150,000	8,908,500
Freddie Mac	50,000	3,395,000
Sovereign Bancorp, Inc.	100,000	2,539,000
		31,823,434
TOTAL FINANCIALS		680,836,180
HEALTH CARE - 13.9%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	16,360	660,780
Alkermes, Inc. (a)	500,000	6,685,000
Alnylam Pharmaceuticals, Inc. (a)	20,900	447,260
Amgen, Inc. (a)	100,000	6,831,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,214,000
Celgene Corp. (a)	175,000	10,067,750
Cell Genesys, Inc. (a)(d)	1,000,000	3,390,000
Cephalon, Inc. (a)	150,000	10,561,500
Genentech, Inc. (a)	99,970	8,110,566
MannKind Corp. (a)(d)	181,058	2,985,646
MedImmune, Inc. (a)	125,000	4,046,250
Vertex Pharmaceuticals, Inc. (a)	299,961	11,224,541
		72,224,293
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	110,448	$ 3,887,770
Alcon, Inc.	50,000	5,588,500
ArthroCare Corp. (a)	125,000	4,990,000
Atricure, Inc. (a)	125,000	1,125,000
Baxter International, Inc.	175,000	8,118,250
C.R. Bard, Inc.	100,000	8,297,000
Conceptus, Inc. (a)	450,000	9,580,500
Cooper Companies, Inc.	56,532	2,515,674
DENTSPLY International, Inc.	150,000	4,477,500
Hologic, Inc. (a)	50,000	2,364,000
IDEXX Laboratories, Inc. (a)	50,000	3,965,000
Kyphon, Inc. (a)	75,000	3,030,000
Meridian Bioscience, Inc.	300,000	7,359,000
Mindray Medical International Ltd. sponsored ADR	450,000	10,764,000
NeuroMetrix, Inc. (a)	18,200	271,362
Sirona Dental Systems, Inc.	50,000	1,925,500
Thoratec Corp. (a)	400,000	7,032,000
		85,291,056
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	120,500	5,784,000
Community Health Systems, Inc. (a)	175,000	6,391,000
DaVita, Inc. (a)	125,000	7,110,000
Health Net, Inc. (a)	100,000	4,866,000
Humana, Inc. (a)	125,000	6,913,750
Lincare Holdings, Inc. (a)	100,000	3,984,000
Medco Health Solutions, Inc. (a)	25,000	1,336,000
MWI Veterinary Supply, Inc. (a)	275,000	8,882,500
UnitedHealth Group, Inc.	275,022	14,776,932
VCA Antech, Inc. (a)	100,000	3,219,000
		63,263,182
Health Care Technology - 0.5%
Cerner Corp. (a)	130,700	5,946,850
Emdeon Corp. (a)	750,000	9,292,500
		15,239,350
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	100,000	4,325,000
Covance, Inc. (a)	100,000	5,891,000
ICON PLC sponsored ADR	90,300	3,404,310
Illumina, Inc. (a)	224,962	8,843,256
Millipore Corp. (a)	200,000	13,320,000
Pharmaceutical Product Development, Inc.	250,000	8,055,000
Ventana Medical Systems, Inc. (a)	100,000	4,303,000
		48,141,566
Pharmaceuticals - 5.0%
Allergan, Inc.	75,000	8,980,500

	Shares	Value
Auxilium Pharmaceuticals, Inc. (a)	100,000	$ 1,469,000
Barr Pharmaceuticals, Inc. (a)	100,000	5,012,000
Elan Corp. PLC sponsored ADR (a)	1,000,022	14,750,325
Endo Pharmaceuticals Holdings, Inc. (a)	334,300	9,219,994
Johnson & Johnson	350,027	23,108,783
Merck & Co., Inc.	1,100,000	47,960,000
Novartis AG sponsored ADR	125,000	7,180,000
Roche Holding AG (participation certificate)	59,957	10,747,450
Sepracor, Inc. (a)	40,000	2,463,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	6,216,000
Wyeth	425,000	21,641,000
		158,748,252
TOTAL HEALTH CARE		442,907,699
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	225,000	16,728,750
Honeywell International, Inc.	450,000	20,358,000
United Technologies Corp.	300,000	18,756,000
		55,842,750
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	223,817	9,151,877
United Parcel Service, Inc. Class B	332,900	24,960,842
		34,112,719
Airlines - 1.0%
Allegiant Travel Co.	50,000	1,403,000
JetBlue Airways Corp. (a)	25,000	355,000
Ryanair Holdings PLC sponsored ADR (a)	125,000	10,187,500
Southwest Airlines Co.	800,000	12,256,000
US Airways Group, Inc. (a)	150,000	8,077,500
		32,279,000
Building Products - 0.5%
Masco Corp.	300,000	8,961,000
Universal Forest Products, Inc.	150,000	6,993,000
		15,954,000
Commercial Services & Supplies - 0.8%
CoStar Group, Inc. (a)	125,000	6,695,000
Healthcare Services Group, Inc.	100,000	2,896,000
Robert Half International, Inc.	299,980	11,135,258
The Brink's Co.	75,000	4,794,000
		25,520,258
Construction & Engineering - 0.5%
Fluor Corp.	100,000	8,165,000
Jacobs Engineering Group, Inc. (a)	100,000	8,154,000
		16,319,000
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	75,000	5,858,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG	175,000	$ 10,997,266
Ultralife Batteries, Inc. (a)	86,114	948,115
		17,803,631
Industrial Conglomerates - 4.0%
General Electric Co.	2,899,961	107,907,545
Tyco International Ltd.	700,000	21,280,000
		129,187,545
Machinery - 1.2%
AGCO Corp. (a)	125,000	3,867,500
Bucyrus International, Inc. Class A	100,000	5,176,000
Illinois Tool Works, Inc.	200,024	9,239,109
Joy Global, Inc.	225,000	10,876,500
SPX Corp.	75,000	4,587,000
Tata Motors Ltd. sponsored ADR (d)	200,000	4,086,000
		37,832,109
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,294,168
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	2,940,500
TOTAL INDUSTRIALS		372,085,680
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 3.2%
Comverse Technology, Inc. (a)	500,000	10,555,000
Corning, Inc. (a)	1,062,500	19,879,375
Harris Corp.	200,000	9,172,000
Juniper Networks, Inc. (a)	250,000	4,735,000
Motorola, Inc.	600,000	12,336,000
Nice Systems Ltd. sponsored ADR	282,700	8,701,506
Nokia Corp. sponsored ADR	650,000	13,208,000
QUALCOMM, Inc.	650,000	24,563,500
		103,150,381
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	425,000	36,057,000
Dell, Inc. (a)	849,976	21,325,898
EMC Corp. (a)	900,000	11,880,000
Hewlett-Packard Co.	500,000	20,595,000
		89,857,898
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	800	20,424
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,000,000	7,135,185
Itron, Inc. (a)	50,000	2,592,000
Motech Industries, Inc.	783,000	9,659,843
		19,407,452
Internet Software & Services - 1.9%
eBay, Inc. (a)(d)	900,000	27,063,000

	Shares	Value
Google, Inc. Class A (sub. vtg.) (a)	64,970	$ 29,917,386
Yahoo!, Inc. (a)	100,000	2,554,000
		59,534,386
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,574,000
First Data Corp.	325,000	8,294,000
Paychex, Inc.	175,000	6,919,500
The Western Union Co.	400,000	8,968,000
		35,755,500
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp. (a)	600,000	11,808,000
Analog Devices, Inc.	350,000	11,504,500
ARM Holdings PLC sponsored ADR	2,500,000	18,250,000
ASML Holding NV (NY Shares) (a)	200,000	4,926,000
CSR PLC (a)	749,992	9,547,829
FormFactor, Inc. (a)	173,000	6,444,250
Intel Corp.	1,500,000	30,375,000
Lam Research Corp. (a)	100,000	5,062,000
LSI Logic Corp. (a)	750,000	6,750,000
Marvell Technology Group Ltd. (a)	400,000	7,676,000
Maxim Integrated Products, Inc.	600,000	18,372,000
National Semiconductor Corp.	400,020	9,080,454
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	4,143,011
Vimicro International Corp. sponsored ADR (a)	200,000	2,040,000
		145,979,044
Software - 1.1%
Autodesk, Inc. (a)	100,000	4,046,000
Check Point Software Technologies Ltd. (a)	600,000	13,152,000
Guidance Software, Inc.	100,000	1,557,000
Oracle Corp. (a)	200,000	3,428,000
Quality Systems, Inc.	400,000	14,908,000
		37,091,000
TOTAL INFORMATION TECHNOLOGY		490,775,661
MATERIALS - 3.5%
Chemicals - 1.8%
Chemtura Corp.	9,200	88,596
Ecolab, Inc.	150,000	6,780,000
FMC Corp.	50,000	3,827,500
Innophos Holdings, Inc.	374,100	5,491,788
Minerals Technologies, Inc.	100,000	5,879,000
Monsanto Co.	300,000	15,759,000
Praxair, Inc.	225,010	13,349,843
Yara International ASA	250,000	5,683,686
		56,859,413
Metals & Mining - 1.7%
Anglo American PLC ADR	250,000	6,102,500
IPSCO, Inc.	50,000	4,693,500
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp. (a)	350,000	$ 4,148,371
Meridian Gold, Inc. (a)	150,000	4,171,955
Mittal Steel Co. NV Class A (NY Shares)	400,000	16,872,000
Newmont Mining Corp.	300,000	13,545,000
POSCO sponsored ADR	50,000	4,133,500
Titanium Metals Corp.	100,000	2,951,000
		56,617,826
TOTAL MATERIALS		113,477,239
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
Covad Communications Group, Inc. (a)	4,373,533	6,035,476
Level 3 Communications, Inc. (a)	1,000,000	5,600,000
Qwest Communications International, Inc. (a)	1,000,000	8,370,000
		20,005,476
Wireless Telecommunication Services - 2.0%
ALLTEL Corp.	150,000	9,072,000
America Movil SA de CV Series L sponsored ADR	150,000	6,783,000
Bharti Airtel Ltd. (a)	950,000	13,995,353
China Mobile (Hong Kong) Ltd. sponsored ADR	200,000	8,644,000
NII Holdings, Inc. (a)	32,600	2,100,744
Orascom Telecom Holding SAE GDR	25,000	1,650,000
Sistema JSFC sponsored GDR	250,000	8,000,000
SK Telecom Co. Ltd. sponsored ADR	250,000	6,620,000
Sprint Nextel Corp.	300,000	5,667,000
		62,532,097
TOTAL TELECOMMUNICATION SERVICES		82,537,573
UTILITIES - 1.7%
Electric Utilities - 1.0%
Entergy Corp.	150,000	13,848,000
FPL Group, Inc.	275,000	14,965,500
Korea Electric Power Corp. sponsored ADR	100,000	2,271,000
		31,084,500
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	225,000	4,959,000
Constellation Energy Group, Inc.	125,000	8,608,750
		13,567,750
Multi-Utilities - 0.3%
Sempra Energy	150,000	8,406,000
TOTAL UTILITIES		53,058,250
TOTAL COMMON STOCKS (Cost $3,051,821,843)		3,096,595,050
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	$ 3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 5.01% 2/8/07 (Cost $18,967,674)	$ 19,070,000	18,979,799
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	44,029,026	44,029,026
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	15,940,850	15,940,850
TOTAL MONEY MARKET FUNDS (Cost $59,969,876)		59,969,876
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,132,178,092)	3,175,544,728
NET OTHER ASSETS - 0.6%	20,719,907
NET ASSETS - 100%	$ 3,196,264,635
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,697,300 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,052,659
Fidelity Securities Lending Cash Central Fund	61,871
Total	$ 1,114,530
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,138,827,331. Net unrealized appreciation aggregated $36,717,397, of which $156,165,096 related to appreciated investment securities and $119,447,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.827901.101

ADESI-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.0%
Aftermarket Technology Corp. (a)	25,202	$ 536,299
Automobiles - 0.4%
Renault SA	50,000	6,006,910
Toyota Motor Corp. sponsored ADR	50,000	6,715,500
		12,722,410
Distributors - 0.7%
Li & Fung Ltd.	6,999,309	21,776,388
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	500,031	19,486,208
New Oriental Education & Technology Group, Inc. sponsored ADR	100,000	3,354,000
		22,840,208
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	200,000	4,042,000
Buffalo Wild Wings, Inc. (a)	150,000	7,980,000
Ctrip.com International Ltd. sponsored ADR	175,000	10,934,000
McCormick & Schmick's Seafood Restaurants (a)	200,000	4,808,000
Panera Bread Co. Class A (a)	100,000	5,591,000
Rare Hospitality International, Inc. (a)	125,000	4,116,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	8,962,500
Starbucks Corp. (a)	280,000	9,917,600
Texas Roadhouse, Inc. Class A (a)	500,000	6,630,000
		62,981,350
Household Durables - 1.6%
D.R. Horton, Inc.	425,000	11,258,250
KB Home	249,952	12,817,539
Ryland Group, Inc.	250,000	13,655,000
Standard Pacific Corp.	500,000	13,395,000
		51,125,789
Media - 0.4%
New Frontier Media, Inc.	750,000	7,207,500
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	454,046	5,203,367
		12,410,867
Multiline Retail - 1.4%
Federated Department Stores, Inc.	1,000,000	38,130,000
Marks & Spencer Group PLC	500,000	7,021,402
		45,151,402
Specialty Retail - 2.7%
Best Buy Co., Inc.	250,031	12,299,025
Chico's FAS, Inc. (a)	425,000	8,793,250
Gymboree Corp. (a)	225,000	8,586,000
Home Depot, Inc.	750,040	30,121,606
Office Depot, Inc. (a)	225,000	8,588,250
PETsMART, Inc.	200,000	5,772,000
Tween Brands, Inc. (a)	300,000	11,979,000
		86,139,131

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (a)	250,000	$ 6,375,000
Crocs, Inc. (d)	200,000	8,640,000
Deckers Outdoor Corp. (a)	4,800	287,760
Under Armour, Inc. Class A (sub. vtg.) (a)	6,400	322,880
		15,625,640
TOTAL CONSUMER DISCRETIONARY		331,309,484
CONSUMER STAPLES - 6.6%
Beverages - 1.0%
InBev SA	150,000	9,889,618
Molson Coors Brewing Co. Class B	100,000	7,644,000
PepsiCo, Inc.	100,000	6,255,000
SABMiller PLC	425,000	9,780,509
		33,569,127
Food & Staples Retailing - 2.1%
Safeway, Inc.	200,000	6,912,000
Tesco PLC	800,000	6,337,868
United Natural Foods, Inc. (a)	200,000	7,184,000
Wal-Mart Stores, Inc.	500,000	23,090,000
Whole Foods Market, Inc.	450,000	21,118,500
X5 Retail Group NV unit (a)(e)	100,000	2,600,000
		67,242,368
Food Products - 2.0%
Archer-Daniels-Midland Co.	200,000	6,392,000
Diamond Foods, Inc.	400,000	7,604,000
Groupe Danone	85,000	12,882,512
Nestle SA (Reg.)	100,028	35,532,322
		62,410,834
Household Products - 1.2%
Colgate-Palmolive Co.	500,000	32,620,000
Reckitt Benckiser PLC	125,000	5,714,070
		38,334,070
Personal Products - 0.2%
Avon Products, Inc.	200,000	6,608,000
Tobacco - 0.1%
Loews Corp. - Carolina Group	50,000	3,236,000
TOTAL CONSUMER STAPLES		211,400,399
ENERGY - 10.0%
Energy Equipment & Services - 2.4%
FMC Technologies, Inc. (a)	75,000	4,622,250
GlobalSantaFe Corp.	100,000	5,878,000
IHC Caland NV	200,000	6,878,242
National Oilwell Varco, Inc. (a)	225,000	13,765,500
Noble Corp.	200,000	15,230,000
Schlumberger Ltd. (NY Shares)	350,000	22,106,000
Smith International, Inc.	150,000	6,160,500
		74,640,492
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	140,000	$ 7,462,264
Chesapeake Energy Corp.	300,000	8,715,000
ConocoPhillips	650,000	46,767,500
EnCana Corp.	175,000	8,053,602
EOG Resources, Inc.	175,000	10,928,750
Exxon Mobil Corp.	1,000,000	76,630,000
Hess Corp.	100,000	4,957,000
Lukoil Oil Co. sponsored ADR	100,000	8,851,000
OAO Gazprom sponsored ADR	200,000	9,280,000
OJSC Rosneft unit (a)	828,300	7,827,435
Peabody Energy Corp.	425,006	17,174,492
Petroleo Brasileiro SA Petrobras sponsored ADR	100,000	10,299,000
Plains Exploration & Production Co. (a)	175,000	8,317,750
Total SA sponsored ADR	130,000	9,349,600
Valero Energy Corp.	175,000	8,953,000
		243,566,393
TOTAL ENERGY		318,206,885
FINANCIALS - 21.3%
Capital Markets - 4.1%
AllianceBernstein Holding LP	75,000	6,030,000
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,097,300
Goldman Sachs Group, Inc.	85,000	16,944,750
KKR Private Equity Investors, LP	750,000	16,500,000
Legg Mason, Inc.	100,000	9,505,000
MarketAxess Holdings, Inc. (a)	500,000	6,785,000
Merrill Lynch & Co., Inc.	300,000	27,930,000
Morgan Stanley	325,000	26,464,750
UBS AG (NY Shares)	175,000	10,557,750
		130,814,550
Commercial Banks - 4.2%
Allied Irish Banks PLC	175,000	5,318,250
Anglo Irish Bank Corp. PLC	450,000	9,333,154
Banner Corp.	100,000	4,434,000
Colonial Bancgroup, Inc.	200,000	5,148,000
Commerce Bancorp, Inc., New Jersey	225,000	7,935,750
Erste Bank AG	150,000	11,505,543
HSBC Holdings PLC sponsored ADR (d)	100,000	9,165,000
ICICI Bank Ltd. sponsored ADR	200,000	8,348,000
M&T Bank Corp.	75,000	9,162,000
National Australia Bank Ltd.	125,000	3,981,250
Royal Bank of Scotland Group PLC	100,000	3,903,390
Standard Chartered PLC (United Kingdom)	674,998	19,724,499
Wachovia Corp.	550,000	31,322,500
Western Alliance Bancorp. (a)	150,000	5,215,500
		134,496,836

	Shares	Value
Consumer Finance - 1.2%
American Express Co.	450,000	$ 27,301,500
SLM Corp.	200,000	9,754,000
		37,055,500
Diversified Financial Services - 5.3%
African Bank Investments Ltd.	2,000,015	8,164,492
Bank of America Corp.	1,700,000	90,763,000
Citigroup, Inc.	250,000	13,925,000
JPMorgan Chase & Co.	1,050,000	50,715,000
Moody's Corp.	100,000	6,906,000
		170,473,492
Insurance - 5.1%
ACE Ltd.	449,970	27,254,683
AFLAC, Inc.	100,000	4,600,000
American International Group, Inc.	1,050,033	75,245,365
Berkshire Hathaway, Inc. Class B (a)	1,000	3,666,000
Hartford Financial Services Group, Inc.	100,000	9,331,000
MetLife, Inc.	200,000	11,802,000
Prudential Financial, Inc.	75,000	6,439,500
RenaissanceRe Holdings Ltd.	325,000	19,500,000
The Chubb Corp.	75,000	3,968,250
		161,806,798
Real Estate Investment Trusts - 0.4%
Duke Realty LP	150,000	6,135,000
Equity Residential (SBI)	50,000	2,537,500
General Growth Properties, Inc.	109,000	5,693,070
		14,365,570
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400,022	16,980,934
Fannie Mae	150,000	8,908,500
Freddie Mac	50,000	3,395,000
Sovereign Bancorp, Inc.	100,000	2,539,000
		31,823,434
TOTAL FINANCIALS		680,836,180
HEALTH CARE - 13.9%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	16,360	660,780
Alkermes, Inc. (a)	500,000	6,685,000
Alnylam Pharmaceuticals, Inc. (a)	20,900	447,260
Amgen, Inc. (a)	100,000	6,831,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,214,000
Celgene Corp. (a)	175,000	10,067,750
Cell Genesys, Inc. (a)(d)	1,000,000	3,390,000
Cephalon, Inc. (a)	150,000	10,561,500
Genentech, Inc. (a)	99,970	8,110,566
MannKind Corp. (a)(d)	181,058	2,985,646
MedImmune, Inc. (a)	125,000	4,046,250
Vertex Pharmaceuticals, Inc. (a)	299,961	11,224,541
		72,224,293
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	110,448	$ 3,887,770
Alcon, Inc.	50,000	5,588,500
ArthroCare Corp. (a)	125,000	4,990,000
Atricure, Inc. (a)	125,000	1,125,000
Baxter International, Inc.	175,000	8,118,250
C.R. Bard, Inc.	100,000	8,297,000
Conceptus, Inc. (a)	450,000	9,580,500
Cooper Companies, Inc.	56,532	2,515,674
DENTSPLY International, Inc.	150,000	4,477,500
Hologic, Inc. (a)	50,000	2,364,000
IDEXX Laboratories, Inc. (a)	50,000	3,965,000
Kyphon, Inc. (a)	75,000	3,030,000
Meridian Bioscience, Inc.	300,000	7,359,000
Mindray Medical International Ltd. sponsored ADR	450,000	10,764,000
NeuroMetrix, Inc. (a)	18,200	271,362
Sirona Dental Systems, Inc.	50,000	1,925,500
Thoratec Corp. (a)	400,000	7,032,000
		85,291,056
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc.	120,500	5,784,000
Community Health Systems, Inc. (a)	175,000	6,391,000
DaVita, Inc. (a)	125,000	7,110,000
Health Net, Inc. (a)	100,000	4,866,000
Humana, Inc. (a)	125,000	6,913,750
Lincare Holdings, Inc. (a)	100,000	3,984,000
Medco Health Solutions, Inc. (a)	25,000	1,336,000
MWI Veterinary Supply, Inc. (a)	275,000	8,882,500
UnitedHealth Group, Inc.	275,022	14,776,932
VCA Antech, Inc. (a)	100,000	3,219,000
		63,263,182
Health Care Technology - 0.5%
Cerner Corp. (a)	130,700	5,946,850
Emdeon Corp. (a)	750,000	9,292,500
		15,239,350
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	100,000	4,325,000
Covance, Inc. (a)	100,000	5,891,000
ICON PLC sponsored ADR	90,300	3,404,310
Illumina, Inc. (a)	224,962	8,843,256
Millipore Corp. (a)	200,000	13,320,000
Pharmaceutical Product Development, Inc.	250,000	8,055,000
Ventana Medical Systems, Inc. (a)	100,000	4,303,000
		48,141,566
Pharmaceuticals - 5.0%
Allergan, Inc.	75,000	8,980,500

	Shares	Value
Auxilium Pharmaceuticals, Inc. (a)	100,000	$ 1,469,000
Barr Pharmaceuticals, Inc. (a)	100,000	5,012,000
Elan Corp. PLC sponsored ADR (a)	1,000,022	14,750,325
Endo Pharmaceuticals Holdings, Inc. (a)	334,300	9,219,994
Johnson & Johnson	350,027	23,108,783
Merck & Co., Inc.	1,100,000	47,960,000
Novartis AG sponsored ADR	125,000	7,180,000
Roche Holding AG (participation certificate)	59,957	10,747,450
Sepracor, Inc. (a)	40,000	2,463,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	6,216,000
Wyeth	425,000	21,641,000
		158,748,252
TOTAL HEALTH CARE		442,907,699
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	225,000	16,728,750
Honeywell International, Inc.	450,000	20,358,000
United Technologies Corp.	300,000	18,756,000
		55,842,750
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	223,817	9,151,877
United Parcel Service, Inc. Class B	332,900	24,960,842
		34,112,719
Airlines - 1.0%
Allegiant Travel Co.	50,000	1,403,000
JetBlue Airways Corp. (a)	25,000	355,000
Ryanair Holdings PLC sponsored ADR (a)	125,000	10,187,500
Southwest Airlines Co.	800,000	12,256,000
US Airways Group, Inc. (a)	150,000	8,077,500
		32,279,000
Building Products - 0.5%
Masco Corp.	300,000	8,961,000
Universal Forest Products, Inc.	150,000	6,993,000
		15,954,000
Commercial Services & Supplies - 0.8%
CoStar Group, Inc. (a)	125,000	6,695,000
Healthcare Services Group, Inc.	100,000	2,896,000
Robert Half International, Inc.	299,980	11,135,258
The Brink's Co.	75,000	4,794,000
		25,520,258
Construction & Engineering - 0.5%
Fluor Corp.	100,000	8,165,000
Jacobs Engineering Group, Inc. (a)	100,000	8,154,000
		16,319,000
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	75,000	5,858,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG	175,000	$ 10,997,266
Ultralife Batteries, Inc. (a)	86,114	948,115
		17,803,631
Industrial Conglomerates - 4.0%
General Electric Co.	2,899,961	107,907,545
Tyco International Ltd.	700,000	21,280,000
		129,187,545
Machinery - 1.2%
AGCO Corp. (a)	125,000	3,867,500
Bucyrus International, Inc. Class A	100,000	5,176,000
Illinois Tool Works, Inc.	200,024	9,239,109
Joy Global, Inc.	225,000	10,876,500
SPX Corp.	75,000	4,587,000
Tata Motors Ltd. sponsored ADR (d)	200,000	4,086,000
		37,832,109
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,294,168
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	2,940,500
TOTAL INDUSTRIALS		372,085,680
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 3.2%
Comverse Technology, Inc. (a)	500,000	10,555,000
Corning, Inc. (a)	1,062,500	19,879,375
Harris Corp.	200,000	9,172,000
Juniper Networks, Inc. (a)	250,000	4,735,000
Motorola, Inc.	600,000	12,336,000
Nice Systems Ltd. sponsored ADR	282,700	8,701,506
Nokia Corp. sponsored ADR	650,000	13,208,000
QUALCOMM, Inc.	650,000	24,563,500
		103,150,381
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	425,000	36,057,000
Dell, Inc. (a)	849,976	21,325,898
EMC Corp. (a)	900,000	11,880,000
Hewlett-Packard Co.	500,000	20,595,000
		89,857,898
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	800	20,424
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,000,000	7,135,185
Itron, Inc. (a)	50,000	2,592,000
Motech Industries, Inc.	783,000	9,659,843
		19,407,452
Internet Software & Services - 1.9%
eBay, Inc. (a)(d)	900,000	27,063,000

	Shares	Value
Google, Inc. Class A (sub. vtg.) (a)	64,970	$ 29,917,386
Yahoo!, Inc. (a)	100,000	2,554,000
		59,534,386
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,574,000
First Data Corp.	325,000	8,294,000
Paychex, Inc.	175,000	6,919,500
The Western Union Co.	400,000	8,968,000
		35,755,500
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp. (a)	600,000	11,808,000
Analog Devices, Inc.	350,000	11,504,500
ARM Holdings PLC sponsored ADR	2,500,000	18,250,000
ASML Holding NV (NY Shares) (a)	200,000	4,926,000
CSR PLC (a)	749,992	9,547,829
FormFactor, Inc. (a)	173,000	6,444,250
Intel Corp.	1,500,000	30,375,000
Lam Research Corp. (a)	100,000	5,062,000
LSI Logic Corp. (a)	750,000	6,750,000
Marvell Technology Group Ltd. (a)	400,000	7,676,000
Maxim Integrated Products, Inc.	600,000	18,372,000
National Semiconductor Corp.	400,020	9,080,454
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000,000	4,143,011
Vimicro International Corp. sponsored ADR (a)	200,000	2,040,000
		145,979,044
Software - 1.1%
Autodesk, Inc. (a)	100,000	4,046,000
Check Point Software Technologies Ltd. (a)	600,000	13,152,000
Guidance Software, Inc.	100,000	1,557,000
Oracle Corp. (a)	200,000	3,428,000
Quality Systems, Inc.	400,000	14,908,000
		37,091,000
TOTAL INFORMATION TECHNOLOGY		490,775,661
MATERIALS - 3.5%
Chemicals - 1.8%
Chemtura Corp.	9,200	88,596
Ecolab, Inc.	150,000	6,780,000
FMC Corp.	50,000	3,827,500
Innophos Holdings, Inc.	374,100	5,491,788
Minerals Technologies, Inc.	100,000	5,879,000
Monsanto Co.	300,000	15,759,000
Praxair, Inc.	225,010	13,349,843
Yara International ASA	250,000	5,683,686
		56,859,413
Metals & Mining - 1.7%
Anglo American PLC ADR	250,000	6,102,500
IPSCO, Inc.	50,000	4,693,500
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp. (a)	350,000	$ 4,148,371
Meridian Gold, Inc. (a)	150,000	4,171,955
Mittal Steel Co. NV Class A (NY Shares)	400,000	16,872,000
Newmont Mining Corp.	300,000	13,545,000
POSCO sponsored ADR	50,000	4,133,500
Titanium Metals Corp.	100,000	2,951,000
		56,617,826
TOTAL MATERIALS		113,477,239
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
Covad Communications Group, Inc. (a)	4,373,533	6,035,476
Level 3 Communications, Inc. (a)	1,000,000	5,600,000
Qwest Communications International, Inc. (a)	1,000,000	8,370,000
		20,005,476
Wireless Telecommunication Services - 2.0%
ALLTEL Corp.	150,000	9,072,000
America Movil SA de CV Series L sponsored ADR	150,000	6,783,000
Bharti Airtel Ltd. (a)	950,000	13,995,353
China Mobile (Hong Kong) Ltd. sponsored ADR	200,000	8,644,000
NII Holdings, Inc. (a)	32,600	2,100,744
Orascom Telecom Holding SAE GDR	25,000	1,650,000
Sistema JSFC sponsored GDR	250,000	8,000,000
SK Telecom Co. Ltd. sponsored ADR	250,000	6,620,000
Sprint Nextel Corp.	300,000	5,667,000
		62,532,097
TOTAL TELECOMMUNICATION SERVICES		82,537,573
UTILITIES - 1.7%
Electric Utilities - 1.0%
Entergy Corp.	150,000	13,848,000
FPL Group, Inc.	275,000	14,965,500
Korea Electric Power Corp. sponsored ADR	100,000	2,271,000
		31,084,500
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	225,000	4,959,000
Constellation Energy Group, Inc.	125,000	8,608,750
		13,567,750
Multi-Utilities - 0.3%
Sempra Energy	150,000	8,406,000
TOTAL UTILITIES		53,058,250
TOTAL COMMON STOCKS (Cost $3,051,821,843)		3,096,595,050
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	$ 3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 5.01% 2/8/07 (Cost $18,967,674)	$ 19,070,000	18,979,799
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	44,029,026	44,029,026
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	15,940,850	15,940,850
TOTAL MONEY MARKET FUNDS (Cost $59,969,876)		59,969,876
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,132,178,092)	3,175,544,728
NET OTHER ASSETS - 0.6%	20,719,907
NET ASSETS - 100%	$ 3,196,264,635
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,697,300 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,052,659
Fidelity Securities Lending Cash Central Fund	61,871
Total	$ 1,114,530
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,138,827,331. Net unrealized appreciation aggregated $36,717,397, of which $156,165,096 related to appreciated investment securities and $119,447,699 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
(formerly Advisor Destiny II Fund)
Class A

December 31, 2006

1.811326.102

DESIIN-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.3%
Ctrip.com International Ltd. sponsored ADR	187,500	$ 11,715,000
International Game Technology	1,305,600	60,318,720
		72,033,720
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	582,800	25,415,908
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	91,100	2,482,475
Media - 5.7%
CKX, Inc. (a)	961,253	11,275,498
DreamWorks Animation SKG, Inc. Class A (a)	2,839,100	83,725,059
Martha Stewart Living Omnimedia, Inc. Class A	882,700	19,331,130
McGraw-Hill Companies, Inc.	834,940	56,792,619
News Corp. Class A	2,064,300	44,341,164
NTL, Inc.	2,078,830	52,469,669
Viacom, Inc. Class B (non-vtg.) (a)	1,182,500	48,517,975
		316,453,114
Specialty Retail - 1.8%
Best Buy Co., Inc.	3,900	191,841
Gamestop Corp. Class B (a)	645,900	35,369,484
Staples, Inc.	2,107,437	56,268,568
The Game Group PLC	3,932,530	8,741,834
		100,571,727
TOTAL CONSUMER DISCRETIONARY		516,956,944
CONSUMER STAPLES - 5.1%
Beverages - 0.7%
The Coca-Cola Co.	837,800	40,423,850
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	60,200	2,780,036
Food Products - 2.5%
Bunge Ltd.	116,800	8,469,168
Nestle SA:
(Reg.)	178,276	63,327,871
sponsored ADR	743,700	66,189,300
		137,986,339
Tobacco - 1.8%
Altria Group, Inc.	902,000	77,409,640
Loews Corp. - Carolina Group	351,800	22,768,496
		100,178,136
TOTAL CONSUMER STAPLES		281,368,361

	Shares	Value
ENERGY - 2.3%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc. (a)	59,600	$ 3,646,328
Schlumberger Ltd. (NY Shares)	699,000	44,148,840
		47,795,168
Oil, Gas & Consumable Fuels - 1.4%
Exxon Mobil Corp.	928,190	71,127,200
OAO Gazprom sponsored ADR	148,100	6,871,840
Petroleo Brasileiro SA Petrobras sponsored ADR	23,100	2,379,069
		80,378,109
TOTAL ENERGY		128,173,277
FINANCIALS - 16.6%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	205,700	41,006,295
Morgan Stanley	952,800	77,586,504
Northern Trust Corp.	44,600	2,706,774
State Street Corp.	583,185	39,329,996
		160,629,569
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	83,769	2,363,123
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,036,200
Standard Chartered PLC (United Kingdom)	652,600	19,069,994
		22,469,317
Consumer Finance - 1.9%
SLM Corp.	2,263,618	110,396,650
Diversified Financial Services - 1.5%
Bank of America Corp.	1,388,000	74,105,320
JPMorgan Chase & Co.	180,500	8,718,150
		82,823,470
Insurance - 9.9%
ACE Ltd.	1,247,998	75,591,239
AFLAC, Inc.	173,620	7,986,520
American International Group, Inc.	3,838,631	275,076,297
Aspen Insurance Holdings Ltd.	437,300	11,527,228
Axis Capital Holdings Ltd.	241,539	8,060,156
Berkshire Hathaway, Inc. Class A (a)	972	106,910,280
IPC Holdings Ltd.	857,700	26,974,665
Montpelier Re Holdings Ltd.	1,532,000	28,510,520
Platinum Underwriters Holdings Ltd.	140,400	4,343,976
The St. Paul Travelers Companies, Inc.	111,500	5,986,435
		550,967,316
TOTAL FINANCIALS		927,286,322
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.2%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	1,296,091	$ 84,155,189
Human Genome Sciences, Inc. (a)	1,231,400	15,318,616
		99,473,805
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	135,475	4,768,720
ArthroCare Corp. (a)	456,288	18,215,017
C.R. Bard, Inc.	348,000	28,873,560
Inverness Medical Innovations, Inc. (a)	173,500	6,714,450
Mentor Corp.	96,500	4,715,955
		63,287,702
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	1,086,685	46,999,126
Pharmaceuticals - 4.5%
Allergan, Inc.	696,899	83,446,686
Cipla Ltd.	4,071,050	23,195,249
Johnson & Johnson	415,230	27,413,485
Roche Holding AG (participation certificate)	310,192	55,602,733
Wyeth	1,154,610	58,792,741
		248,450,894
TOTAL HEALTH CARE		458,211,527
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.9%
General Dynamics Corp.	1,161,100	86,327,785
Honeywell International, Inc.	2,289,900	103,595,076
Raytheon Co.	1,598,300	84,390,240
		274,313,101
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	45,380	3,402,592
Building Products - 0.1%
Pfleiderer AG	254,500	6,884,454
Construction & Engineering - 0.9%
Fluor Corp.	263,800	21,539,270
Jacobs Engineering Group, Inc. (a)	351,700	28,677,618
		50,216,888
Industrial Conglomerates - 7.1%
General Electric Co.	8,701,230	323,772,768
Tyco International Ltd.	2,332,700	70,914,080
		394,686,848
Road & Rail - 0.0%
Knight Transportation, Inc.	23,100	393,855
TOTAL INDUSTRIALS		729,897,738

	Shares	Value
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 7.1%
Alcatel-Lucent SA sponsored ADR	6,714,200	$ 95,475,924
Avanex Corp. (a)	5,044,537	9,534,175
Ciena Corp. (a)(e)	4,652,892	128,931,637
Cisco Systems, Inc. (a)	2,660,900	72,722,397
Corning, Inc. (a)	228,687	4,278,734
Harris Corp.	1,875,300	86,001,258
NETGEAR, Inc. (a)	42,600	1,118,250
		398,062,375
Computers & Peripherals - 4.2%
EMC Corp. (a)	8,328,400	109,934,880
Hewlett-Packard Co.	1,902,300	78,355,737
NCR Corp. (a)	1,036,100	44,303,636
		232,594,253
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	1,114,700	59,212,864
eBay, Inc. (a)	2,195,998	66,033,660
Google, Inc. Class A (sub. vtg.) (a)	370,327	170,528,177
		295,774,701
IT Services - 0.3%
Infosys Technologies Ltd.	283,859	14,424,915
Semiconductors & Semiconductor Equipment - 4.7%
Applied Micro Circuits Corp. (a)	1,248,619	4,445,084
ARM Holdings PLC sponsored ADR	6,600	48,180
Cymer, Inc. (a)	2,100	92,295
Hittite Microwave Corp. (a)	254,561	8,227,412
Integrated Device Technology, Inc. (a)	4,360,924	67,507,104
Intel Corp.	643,300	13,026,825
Linear Technology Corp. (d)	1,827,900	55,421,928
Microchip Technology, Inc.	2,109,286	68,973,652
PixArt Imaging, Inc.	421,000	6,330,827
PMC-Sierra, Inc. (a)	3,725,396	24,997,407
Skyworks Solutions, Inc. (a)	1,874,600	13,272,168
		262,342,882
Software - 11.7%
Adobe Systems, Inc. (a)	305,500	12,562,160
Electronic Arts, Inc. (a)	1,370,627	69,024,776
Microsoft Corp.	13,150,446	392,672,316
NDS Group PLC sponsored ADR (a)	183,500	8,861,215
Nintendo Co. Ltd.	461,600	119,810,500
THQ, Inc. (a)	1,529,394	49,735,893
		652,666,860
TOTAL INFORMATION TECHNOLOGY		1,855,865,986
Common Stocks - continued
	Shares	Value
MATERIALS - 0.5%
Chemicals - 0.5%
FMC Corp.	296,300	$ 22,681,765
Syngenta AG sponsored ADR	208,300	7,736,262
		30,418,027
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,477,200	52,809,900
BellSouth Corp.	1,708,500	80,487,435
Cogent Communications Group, Inc. (a)	694,200	11,259,924
Qwest Communications International, Inc. (a)	4,116,100	34,451,757
Verizon Communications, Inc.	829,100	30,875,684
		209,884,700
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	273,100	16,517,088
American Tower Corp. Class A (a)	3,391,502	126,435,195
China Mobile (Hong Kong) Ltd. sponsored ADR	18,100	782,282
SBA Communications Corp. Class A (a)	824,204	22,665,610
Sprint Nextel Corp.	1,850,200	34,950,278
		201,350,453
TOTAL TELECOMMUNICATION SERVICES		411,235,153
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	365,700	19,824,597
TOTAL COMMON STOCKS (Cost $4,703,221,293)		5,359,237,932
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g)	255,000	3
TOTAL PREFERRED STOCKS (Cost $1,785,845)		3
Convertible Bonds - 0.4%
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	$ 22,329,038
TOTAL CONVERTIBLE BONDS (Cost $22,254,689)		22,329,038
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 4.98% 2/8/07 (Cost $1,303,014)	1,310,000	1,303,804
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	235,804,893	235,804,893
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	16,005,300	16,005,300
TOTAL MONEY MARKET FUNDS (Cost $251,810,193)		251,810,193
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,980,375,034)	5,634,680,970
NET OTHER ASSETS - (1.2)%	(64,827,912)
NET ASSETS - 100%	$ 5,569,853,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,036,200 or 0.0%
of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,820,515
Fidelity Securities Lending Cash Central Fund	37,240
Total	$ 3,857,755
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 25,441,565	$ -	$ 128,931,637
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 40,853,425	$ 33,561,753	$ 0	$ 128,931,637
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,995,440,724. Net unrealized appreciation aggregated $639,240,246, of which $689,621,471 related to appreciated investment securities and $50,381,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
(formerly Advisor Destiny II Fund)
Class O

December 31, 2006

1.811327.102

DESIIO-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.3%
Ctrip.com International Ltd. sponsored ADR	187,500	$ 11,715,000
International Game Technology	1,305,600	60,318,720
		72,033,720
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	582,800	25,415,908
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	91,100	2,482,475
Media - 5.7%
CKX, Inc. (a)	961,253	11,275,498
DreamWorks Animation SKG, Inc. Class A (a)	2,839,100	83,725,059
Martha Stewart Living Omnimedia, Inc. Class A	882,700	19,331,130
McGraw-Hill Companies, Inc.	834,940	56,792,619
News Corp. Class A	2,064,300	44,341,164
NTL, Inc.	2,078,830	52,469,669
Viacom, Inc. Class B (non-vtg.) (a)	1,182,500	48,517,975
		316,453,114
Specialty Retail - 1.8%
Best Buy Co., Inc.	3,900	191,841
Gamestop Corp. Class B (a)	645,900	35,369,484
Staples, Inc.	2,107,437	56,268,568
The Game Group PLC	3,932,530	8,741,834
		100,571,727
TOTAL CONSUMER DISCRETIONARY		516,956,944
CONSUMER STAPLES - 5.1%
Beverages - 0.7%
The Coca-Cola Co.	837,800	40,423,850
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	60,200	2,780,036
Food Products - 2.5%
Bunge Ltd.	116,800	8,469,168
Nestle SA:
(Reg.)	178,276	63,327,871
sponsored ADR	743,700	66,189,300
		137,986,339
Tobacco - 1.8%
Altria Group, Inc.	902,000	77,409,640
Loews Corp. - Carolina Group	351,800	22,768,496
		100,178,136
TOTAL CONSUMER STAPLES		281,368,361

	Shares	Value
ENERGY - 2.3%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc. (a)	59,600	$ 3,646,328
Schlumberger Ltd. (NY Shares)	699,000	44,148,840
		47,795,168
Oil, Gas & Consumable Fuels - 1.4%
Exxon Mobil Corp.	928,190	71,127,200
OAO Gazprom sponsored ADR	148,100	6,871,840
Petroleo Brasileiro SA Petrobras sponsored ADR	23,100	2,379,069
		80,378,109
TOTAL ENERGY		128,173,277
FINANCIALS - 16.6%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	205,700	41,006,295
Morgan Stanley	952,800	77,586,504
Northern Trust Corp.	44,600	2,706,774
State Street Corp.	583,185	39,329,996
		160,629,569
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	83,769	2,363,123
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,036,200
Standard Chartered PLC (United Kingdom)	652,600	19,069,994
		22,469,317
Consumer Finance - 1.9%
SLM Corp.	2,263,618	110,396,650
Diversified Financial Services - 1.5%
Bank of America Corp.	1,388,000	74,105,320
JPMorgan Chase & Co.	180,500	8,718,150
		82,823,470
Insurance - 9.9%
ACE Ltd.	1,247,998	75,591,239
AFLAC, Inc.	173,620	7,986,520
American International Group, Inc.	3,838,631	275,076,297
Aspen Insurance Holdings Ltd.	437,300	11,527,228
Axis Capital Holdings Ltd.	241,539	8,060,156
Berkshire Hathaway, Inc. Class A (a)	972	106,910,280
IPC Holdings Ltd.	857,700	26,974,665
Montpelier Re Holdings Ltd.	1,532,000	28,510,520
Platinum Underwriters Holdings Ltd.	140,400	4,343,976
The St. Paul Travelers Companies, Inc.	111,500	5,986,435
		550,967,316
TOTAL FINANCIALS		927,286,322
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.2%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	1,296,091	$ 84,155,189
Human Genome Sciences, Inc. (a)	1,231,400	15,318,616
		99,473,805
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	135,475	4,768,720
ArthroCare Corp. (a)	456,288	18,215,017
C.R. Bard, Inc.	348,000	28,873,560
Inverness Medical Innovations, Inc. (a)	173,500	6,714,450
Mentor Corp.	96,500	4,715,955
		63,287,702
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	1,086,685	46,999,126
Pharmaceuticals - 4.5%
Allergan, Inc.	696,899	83,446,686
Cipla Ltd.	4,071,050	23,195,249
Johnson & Johnson	415,230	27,413,485
Roche Holding AG (participation certificate)	310,192	55,602,733
Wyeth	1,154,610	58,792,741
		248,450,894
TOTAL HEALTH CARE		458,211,527
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.9%
General Dynamics Corp.	1,161,100	86,327,785
Honeywell International, Inc.	2,289,900	103,595,076
Raytheon Co.	1,598,300	84,390,240
		274,313,101
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	45,380	3,402,592
Building Products - 0.1%
Pfleiderer AG	254,500	6,884,454
Construction & Engineering - 0.9%
Fluor Corp.	263,800	21,539,270
Jacobs Engineering Group, Inc. (a)	351,700	28,677,618
		50,216,888
Industrial Conglomerates - 7.1%
General Electric Co.	8,701,230	323,772,768
Tyco International Ltd.	2,332,700	70,914,080
		394,686,848
Road & Rail - 0.0%
Knight Transportation, Inc.	23,100	393,855
TOTAL INDUSTRIALS		729,897,738

	Shares	Value
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 7.1%
Alcatel-Lucent SA sponsored ADR	6,714,200	$ 95,475,924
Avanex Corp. (a)	5,044,537	9,534,175
Ciena Corp. (a)(e)	4,652,892	128,931,637
Cisco Systems, Inc. (a)	2,660,900	72,722,397
Corning, Inc. (a)	228,687	4,278,734
Harris Corp.	1,875,300	86,001,258
NETGEAR, Inc. (a)	42,600	1,118,250
		398,062,375
Computers & Peripherals - 4.2%
EMC Corp. (a)	8,328,400	109,934,880
Hewlett-Packard Co.	1,902,300	78,355,737
NCR Corp. (a)	1,036,100	44,303,636
		232,594,253
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	1,114,700	59,212,864
eBay, Inc. (a)	2,195,998	66,033,660
Google, Inc. Class A (sub. vtg.) (a)	370,327	170,528,177
		295,774,701
IT Services - 0.3%
Infosys Technologies Ltd.	283,859	14,424,915
Semiconductors & Semiconductor Equipment - 4.7%
Applied Micro Circuits Corp. (a)	1,248,619	4,445,084
ARM Holdings PLC sponsored ADR	6,600	48,180
Cymer, Inc. (a)	2,100	92,295
Hittite Microwave Corp. (a)	254,561	8,227,412
Integrated Device Technology, Inc. (a)	4,360,924	67,507,104
Intel Corp.	643,300	13,026,825
Linear Technology Corp. (d)	1,827,900	55,421,928
Microchip Technology, Inc.	2,109,286	68,973,652
PixArt Imaging, Inc.	421,000	6,330,827
PMC-Sierra, Inc. (a)	3,725,396	24,997,407
Skyworks Solutions, Inc. (a)	1,874,600	13,272,168
		262,342,882
Software - 11.7%
Adobe Systems, Inc. (a)	305,500	12,562,160
Electronic Arts, Inc. (a)	1,370,627	69,024,776
Microsoft Corp.	13,150,446	392,672,316
NDS Group PLC sponsored ADR (a)	183,500	8,861,215
Nintendo Co. Ltd.	461,600	119,810,500
THQ, Inc. (a)	1,529,394	49,735,893
		652,666,860
TOTAL INFORMATION TECHNOLOGY		1,855,865,986
Common Stocks - continued
	Shares	Value
MATERIALS - 0.5%
Chemicals - 0.5%
FMC Corp.	296,300	$ 22,681,765
Syngenta AG sponsored ADR	208,300	7,736,262
		30,418,027
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,477,200	52,809,900
BellSouth Corp.	1,708,500	80,487,435
Cogent Communications Group, Inc. (a)	694,200	11,259,924
Qwest Communications International, Inc. (a)	4,116,100	34,451,757
Verizon Communications, Inc.	829,100	30,875,684
		209,884,700
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	273,100	16,517,088
American Tower Corp. Class A (a)	3,391,502	126,435,195
China Mobile (Hong Kong) Ltd. sponsored ADR	18,100	782,282
SBA Communications Corp. Class A (a)	824,204	22,665,610
Sprint Nextel Corp.	1,850,200	34,950,278
		201,350,453
TOTAL TELECOMMUNICATION SERVICES		411,235,153
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	365,700	19,824,597
TOTAL COMMON STOCKS (Cost $4,703,221,293)		5,359,237,932
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g)	255,000	3
TOTAL PREFERRED STOCKS (Cost $1,785,845)		3
Convertible Bonds - 0.4%
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	$ 22,329,038
TOTAL CONVERTIBLE BONDS (Cost $22,254,689)		22,329,038
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 4.98% 2/8/07 (Cost $1,303,014)	1,310,000	1,303,804
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	235,804,893	235,804,893
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	16,005,300	16,005,300
TOTAL MONEY MARKET FUNDS (Cost $251,810,193)		251,810,193
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,980,375,034)	5,634,680,970
NET OTHER ASSETS - (1.2)%	(64,827,912)
NET ASSETS - 100%	$ 5,569,853,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,036,200 or 0.0%
of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,820,515
Fidelity Securities Lending Cash Central Fund	37,240
Total	$ 3,857,755
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 25,441,565	$ -	$ 128,931,637
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 40,853,425	$ 33,561,753	$ 0	$ 128,931,637
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,995,440,724. Net unrealized appreciation aggregated $639,240,246, of which $689,621,471 related to appreciated investment securities and $50,381,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
(formerly Advisor Destiny II Fund)

Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.827902.101

ADESII-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.3%
Ctrip.com International Ltd. sponsored ADR	187,500	$ 11,715,000
International Game Technology	1,305,600	60,318,720
		72,033,720
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	582,800	25,415,908
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	91,100	2,482,475
Media - 5.7%
CKX, Inc. (a)	961,253	11,275,498
DreamWorks Animation SKG, Inc. Class A (a)	2,839,100	83,725,059
Martha Stewart Living Omnimedia, Inc. Class A	882,700	19,331,130
McGraw-Hill Companies, Inc.	834,940	56,792,619
News Corp. Class A	2,064,300	44,341,164
NTL, Inc.	2,078,830	52,469,669
Viacom, Inc. Class B (non-vtg.) (a)	1,182,500	48,517,975
		316,453,114
Specialty Retail - 1.8%
Best Buy Co., Inc.	3,900	191,841
Gamestop Corp. Class B (a)	645,900	35,369,484
Staples, Inc.	2,107,437	56,268,568
The Game Group PLC	3,932,530	8,741,834
		100,571,727
TOTAL CONSUMER DISCRETIONARY		516,956,944
CONSUMER STAPLES - 5.1%
Beverages - 0.7%
The Coca-Cola Co.	837,800	40,423,850
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	60,200	2,780,036
Food Products - 2.5%
Bunge Ltd.	116,800	8,469,168
Nestle SA:
(Reg.)	178,276	63,327,871
sponsored ADR	743,700	66,189,300
		137,986,339
Tobacco - 1.8%
Altria Group, Inc.	902,000	77,409,640
Loews Corp. - Carolina Group	351,800	22,768,496
		100,178,136
TOTAL CONSUMER STAPLES		281,368,361

	Shares	Value
ENERGY - 2.3%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc. (a)	59,600	$ 3,646,328
Schlumberger Ltd. (NY Shares)	699,000	44,148,840
		47,795,168
Oil, Gas & Consumable Fuels - 1.4%
Exxon Mobil Corp.	928,190	71,127,200
OAO Gazprom sponsored ADR	148,100	6,871,840
Petroleo Brasileiro SA Petrobras sponsored ADR	23,100	2,379,069
		80,378,109
TOTAL ENERGY		128,173,277
FINANCIALS - 16.6%
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	205,700	41,006,295
Morgan Stanley	952,800	77,586,504
Northern Trust Corp.	44,600	2,706,774
State Street Corp.	583,185	39,329,996
		160,629,569
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	83,769	2,363,123
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,036,200
Standard Chartered PLC (United Kingdom)	652,600	19,069,994
		22,469,317
Consumer Finance - 1.9%
SLM Corp.	2,263,618	110,396,650
Diversified Financial Services - 1.5%
Bank of America Corp.	1,388,000	74,105,320
JPMorgan Chase & Co.	180,500	8,718,150
		82,823,470
Insurance - 9.9%
ACE Ltd.	1,247,998	75,591,239
AFLAC, Inc.	173,620	7,986,520
American International Group, Inc.	3,838,631	275,076,297
Aspen Insurance Holdings Ltd.	437,300	11,527,228
Axis Capital Holdings Ltd.	241,539	8,060,156
Berkshire Hathaway, Inc. Class A (a)	972	106,910,280
IPC Holdings Ltd.	857,700	26,974,665
Montpelier Re Holdings Ltd.	1,532,000	28,510,520
Platinum Underwriters Holdings Ltd.	140,400	4,343,976
The St. Paul Travelers Companies, Inc.	111,500	5,986,435
		550,967,316
TOTAL FINANCIALS		927,286,322
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.2%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	1,296,091	$ 84,155,189
Human Genome Sciences, Inc. (a)	1,231,400	15,318,616
		99,473,805
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	135,475	4,768,720
ArthroCare Corp. (a)	456,288	18,215,017
C.R. Bard, Inc.	348,000	28,873,560
Inverness Medical Innovations, Inc. (a)	173,500	6,714,450
Mentor Corp.	96,500	4,715,955
		63,287,702
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	1,086,685	46,999,126
Pharmaceuticals - 4.5%
Allergan, Inc.	696,899	83,446,686
Cipla Ltd.	4,071,050	23,195,249
Johnson & Johnson	415,230	27,413,485
Roche Holding AG (participation certificate)	310,192	55,602,733
Wyeth	1,154,610	58,792,741
		248,450,894
TOTAL HEALTH CARE		458,211,527
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.9%
General Dynamics Corp.	1,161,100	86,327,785
Honeywell International, Inc.	2,289,900	103,595,076
Raytheon Co.	1,598,300	84,390,240
		274,313,101
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	45,380	3,402,592
Building Products - 0.1%
Pfleiderer AG	254,500	6,884,454
Construction & Engineering - 0.9%
Fluor Corp.	263,800	21,539,270
Jacobs Engineering Group, Inc. (a)	351,700	28,677,618
		50,216,888
Industrial Conglomerates - 7.1%
General Electric Co.	8,701,230	323,772,768
Tyco International Ltd.	2,332,700	70,914,080
		394,686,848
Road & Rail - 0.0%
Knight Transportation, Inc.	23,100	393,855
TOTAL INDUSTRIALS		729,897,738

	Shares	Value
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 7.1%
Alcatel-Lucent SA sponsored ADR	6,714,200	$ 95,475,924
Avanex Corp. (a)	5,044,537	9,534,175
Ciena Corp. (a)(e)	4,652,892	128,931,637
Cisco Systems, Inc. (a)	2,660,900	72,722,397
Corning, Inc. (a)	228,687	4,278,734
Harris Corp.	1,875,300	86,001,258
NETGEAR, Inc. (a)	42,600	1,118,250
		398,062,375
Computers & Peripherals - 4.2%
EMC Corp. (a)	8,328,400	109,934,880
Hewlett-Packard Co.	1,902,300	78,355,737
NCR Corp. (a)	1,036,100	44,303,636
		232,594,253
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	1,114,700	59,212,864
eBay, Inc. (a)	2,195,998	66,033,660
Google, Inc. Class A (sub. vtg.) (a)	370,327	170,528,177
		295,774,701
IT Services - 0.3%
Infosys Technologies Ltd.	283,859	14,424,915
Semiconductors & Semiconductor Equipment - 4.7%
Applied Micro Circuits Corp. (a)	1,248,619	4,445,084
ARM Holdings PLC sponsored ADR	6,600	48,180
Cymer, Inc. (a)	2,100	92,295
Hittite Microwave Corp. (a)	254,561	8,227,412
Integrated Device Technology, Inc. (a)	4,360,924	67,507,104
Intel Corp.	643,300	13,026,825
Linear Technology Corp. (d)	1,827,900	55,421,928
Microchip Technology, Inc.	2,109,286	68,973,652
PixArt Imaging, Inc.	421,000	6,330,827
PMC-Sierra, Inc. (a)	3,725,396	24,997,407
Skyworks Solutions, Inc. (a)	1,874,600	13,272,168
		262,342,882
Software - 11.7%
Adobe Systems, Inc. (a)	305,500	12,562,160
Electronic Arts, Inc. (a)	1,370,627	69,024,776
Microsoft Corp.	13,150,446	392,672,316
NDS Group PLC sponsored ADR (a)	183,500	8,861,215
Nintendo Co. Ltd.	461,600	119,810,500
THQ, Inc. (a)	1,529,394	49,735,893
		652,666,860
TOTAL INFORMATION TECHNOLOGY		1,855,865,986
Common Stocks - continued
	Shares	Value
MATERIALS - 0.5%
Chemicals - 0.5%
FMC Corp.	296,300	$ 22,681,765
Syngenta AG sponsored ADR	208,300	7,736,262
		30,418,027
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,477,200	52,809,900
BellSouth Corp.	1,708,500	80,487,435
Cogent Communications Group, Inc. (a)	694,200	11,259,924
Qwest Communications International, Inc. (a)	4,116,100	34,451,757
Verizon Communications, Inc.	829,100	30,875,684
		209,884,700
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	273,100	16,517,088
American Tower Corp. Class A (a)	3,391,502	126,435,195
China Mobile (Hong Kong) Ltd. sponsored ADR	18,100	782,282
SBA Communications Corp. Class A (a)	824,204	22,665,610
Sprint Nextel Corp.	1,850,200	34,950,278
		201,350,453
TOTAL TELECOMMUNICATION SERVICES		411,235,153
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	365,700	19,824,597
TOTAL COMMON STOCKS (Cost $4,703,221,293)		5,359,237,932
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g)	255,000	3
TOTAL PREFERRED STOCKS (Cost $1,785,845)		3
Convertible Bonds - 0.4%
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	$ 22,329,038
TOTAL CONVERTIBLE BONDS (Cost $22,254,689)		22,329,038
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 4.98% 2/8/07 (Cost $1,303,014)	1,310,000	1,303,804
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 5.37% (b)	235,804,893	235,804,893
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	16,005,300	16,005,300
TOTAL MONEY MARKET FUNDS (Cost $251,810,193)		251,810,193
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,980,375,034)	5,634,680,970
NET OTHER ASSETS - (1.2)%	(64,827,912)
NET ASSETS - 100%	$ 5,569,853,058
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,036,200 or 0.0%
of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,820,515
Fidelity Securities Lending Cash Central Fund	37,240
Total	$ 3,857,755
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 25,441,565	$ -	$ 128,931,637
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 40,853,425	$ 33,561,753	$ 0	$ 128,931,637
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,995,440,724. Net unrealized appreciation aggregated $639,240,246, of which $689,621,471 related to appreciated investment securities and $50,381,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007